COMMITMENTS (Schedule of Future Capacities Owed for Right of Use Agreements) (Details) ₪ in Millions	Dec. 31, 2018 ILS (₪)
Disclosure of finance lease and operating lease by lessee [line items]
Commitments to pay for rights of use	₪ 188
2019 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Commitments to pay for rights of use	46
2020 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Commitments to pay for rights of use	45
2021 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Commitments to pay for rights of use	47
2022 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Commitments to pay for rights of use	47
2023 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Commitments to pay for rights of use	₪ 3